Note 19 - Other Charges - Changes in Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Fiscal 2017 Restructuring Plan [Member]
Balance
Restructuring plan	427
Cash draw downs	(338)
Foreign exchange	(1)
Balance	88
Fiscal 2017 Restructuring Plan [Member] | Workforce Reduction [Member]
Balance
Restructuring plan	309
Cash draw downs	(308)
Foreign exchange	(1)
Balance
Fiscal 2017 Restructuring Plan [Member] | Facility Closing [Member]
Balance
Restructuring plan	118
Cash draw downs	(30)
Foreign exchange
Balance	88
Fiscal 2015 Restructuring Plan [Member]
Balance	141	446
Restructuring plan	9	50	715
Cash draw downs	(89)	(355)
Balance	61	141	446
Fiscal 2015 Restructuring Plan [Member] | Workforce Reduction [Member]
Balance		226
Restructuring plan		24
Cash draw downs		(250)
Balance			226
Fiscal 2015 Restructuring Plan [Member] | Facility Closing [Member]
Balance	141	220
Restructuring plan	9	14
Cash draw downs	(89)	(93)
Balance	61	141	220
Fiscal 2015 Restructuring Plan [Member] | Other Restructuring [Member]
Balance
Restructuring plan		12
Cash draw downs		(12)
Balance